Called up share capital and other equity instruments - Narrative (Details)	12 Months Ended
Dec. 31, 2024 £ / shares
Contingent convertible securities
Disclosure of classes of share capital [line items]
Fixed interest rate, period increments	5 years
Conversion threshold, common equity tier 1 percentage	7.00%
Sterling preference shares
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share)	£ 0.01